Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Total borrowed funds
The following shows the carrying value of total borrowed funds of $60.3 billion at December 31, 2019 (including adjustments related to purchase accounting, accounting hedges and unamortized original issuance discounts) by remaining contractual maturity:
Table 67: Borrowed Funds

In billions
2020	$27.1
2021	$8.5
2022	$8.0
2023	$2.3
2024	$3.0
2025 and thereafter	$11.4

Contractual Rates and Maturity Dates of Borrowings
The following table presents the contractual rates and maturity dates of our FHLB borrowings, senior debt and subordinated debt as of December 31, 2019 and the carrying values as of December 31, 2019 and 2018.
Table 68: FHLB Borrowings, Senior Debt and Subordinated Debt

	Stated Rate	Maturity	Carrying Value
Dollars in millions	2019	2019	2019	2018
Parent Company
Senior debt	2.20%-5.13%	2020-2029	$8,843	$5,063
Subordinated debt	3.90%	2024	777	1,447
Junior subordinated debt	2.48%	2028	205	205
Subtotal			9,825	6,715
Bank
FHLB (a)	zero-6.35%	2020-2030	16,341	21,501
Senior debt	1.38%-3.50%	2020-2043	20,167	19,955
Subordinated debt	2.70%-4.20%	2022-2029	5,152	4,243
Subtotal			41,660	45,699
Total			$51,485	$52,414
(a)
FHLB borrowings are generally collateralized by residential mortgage loans, other mortgage-related loans and investment securities.